Note 8 - Income Taxes (Details) - Net Current and Net Long-Term Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Current and Net Long-Term Deferred Tax Assets and Liabilities [Abstract]
Net current deferred tax asset		$ 10,760	$ 5,169
Net noncurrent deferred tax asset		2,209	1,812
		84,221	53,593
Net noncurrent deferred tax liability	135,287	138,273	49,411
Total net deferred tax liability		$ 125,304	$ 42,430